Warrant Liability - Additional Information (Details) $ in Thousands				12 Months Ended
	Nov. 25, 2020 CAD ($) shares	Nov. 03, 2020 $ / shares	Nov. 03, 2020 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	789,472			789,472
Warrants expiration date	November 3, 2025
Warrants exercise price per share | $ / shares		$ 55.0
Warrant description					Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 55.0 and that can be reduced if equity financings are completed at a lower price before its expiry.
Fair value of warrants issued	$ 2,227		$ 10,263
Transaction cost on warrant liability			$ 709
Fair value of warrant liability				$ 106	$ 1,754	$ 11,640
Change in fair value of warrant liability				1,648	9,886	$ 850
S A L P
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability				$ 53	$ 877